Accounts receivable financing agreement (Details) - USD ($)	1 Months Ended	12 Months Ended		72 Months Ended
	Jun. 30, 2014	Dec. 31, 2026	Dec. 31, 2021	Dec. 31, 2026	Sep. 30, 2020	Dec. 31, 2019	Jul. 31, 2017
Disclosure of detailed information about borrowings [line items]
Current borrowings					$ 14,449,000	$ 4,068,000
Forecast
Disclosure of detailed information about borrowings [line items]
Proceeds from governments loans, net of transaction costs		$ 117,000	$ 320,000	$ 437,000
Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Current borrowings					11,631,000	$ 4,068,000
Accounts receivable financing agreement
Disclosure of detailed information about borrowings [line items]
Available borrowings (up to)							$ 800,000
2020 Research Tax Credit Financing
Disclosure of detailed information about borrowings [line items]
Current borrowings					$ 2,818,000
Effective interest rate					6.15%
Borrowings, interest rate					6.15%
Factoring of receivables | Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Available borrowings, percentage of face value of accounts receivable	90.00%